Segment Reporting - Schedule of Segment Reporting (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total revenue	$ 11,698,830	$ 7,149,785
PRC [Member]
Total revenue	10,735,624	6,362,272
Overseas [Member]
Total revenue	$ 963,206	$ 787,513